Expense Example - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio - VIP Growth Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 64
3 years	202
5 years	351
10 years	$ 786